DERIVATIVE FINANCIAL INSTRUMENTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
DERIVATIVE FINANCIAL INSTRUMENTS
Gains (Losses) recognized in Statement of Operations on derivatives	¥ 43,594	¥ (258,205)
Not designated as hedging instruments | Other current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	7,624
Cross currency interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Notional amounts	2,156,055	2,251,545
Cross currency interest rate swaps | Not designated as hedging instruments | Gain (loss) on derivatives
DERIVATIVE FINANCIAL INSTRUMENTS
Gains (Losses) recognized in Statement of Operations on derivatives	39,651	(254,262)
Cross currency interest rate swaps | Not designated as hedging instruments | Derivative liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	214,611	254,262
Forward currency exchange
DERIVATIVE FINANCIAL INSTRUMENTS
Notional amounts	1,151,272	136,488
Forward currency exchange | Gain (loss) on derivatives
DERIVATIVE FINANCIAL INSTRUMENTS
Gains (Losses) recognized in Statement of Operations on derivatives	¥ 3,681	(3,943)
Forward currency exchange | Not designated as hedging instruments | Derivative liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives		¥ 3,943